Financial instruments - Schedule of Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	$ 38,682	$ 53,994
Level 1
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	2,287	6,462
Level 2
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	2,500	8,800
Level 3
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	33,895	38,732
Conversion Feature
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	33,895	38,732
Conversion Feature | Level 1
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	0	0
Conversion Feature | Level 2
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	0	0
Conversion Feature | Level 3
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	33,895	38,732
Predecessor Earn Out Shares
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	2,500	8,800
Predecessor Earn Out Shares | Level 1
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	0	0
Predecessor Earn Out Shares | Level 2
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	2,500	8,800
Predecessor Earn Out Shares | Level 3
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	0	0
OACB Warrants
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	2,287	6,462
OACB Warrants | Level 1
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	2,287	6,462
OACB Warrants | Level 2
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	0	0
OACB Warrants | Level 3
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	$ 0	$ 0